RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Zhiye [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Rental expense	$ 361,417	$ 340,556	$ 303,269
Champs Elysees Management [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Office decoration charges	377,079	4,446	324,444
Property management fees and utility expenses	$ 59,973	$ 53,355	$ 48,274